GOODWILL AND INTANGIBLE ASSETS, NET - Intangibles assets and goodwill net (Details) - COP ($) $ in Millions	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
GOODWILL AND INTANGIBLE ASSETS, NET
Goodwill	$ 1,947,325		$ 9,017,419	$ 7,818,125
Intangible assets, net	589,855		750,484
Total intangible assets and goodwill, net	$ 2,537,180	[1]	$ 9,767,903

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.